Common Stock	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Common Stock
6.	Common Stock

As of December 31, 2014 and 2013, the Company has authorized 120,000,000 and 66,000,000 shares, respectively, of common stock with a par value of $0.0001 per share.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Board of Directors, if any, subject to the preferential dividend rights of the Series A, Series B and Series C preferred stockholders. As of December 31, 2014 and 2013, no dividends have been declared.